Concentration of Credit Risk - Schedule of Customers Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage		[1]	20.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage	11.00%			[1]
Customer Concentration Risk [Member] | Customer C [Member] | Total revenue [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage		[1]	10.00%			[1]
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier A [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage	17.00%		17.00%			[1]
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier B [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage		[1]	10.00%		12.00%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier C [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage		[1]		[1]	11.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage	32.00%		27.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage	15.00%		11.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier D [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage	14.00%		13.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier E [Member]
Schedule of Customers Concentration Risk [Line Items]
Concentration risk, percentage	12.00%		21.00%

[1]	Represented the percentage below 10%